DECHERT PRICE & RHOADS
                             1775 Eye Street, N.W.
                             Washington, D.C. 20006
                                 (202) 261-3300



                                  May 5, 1998




VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

     Re: Fenimore Asset Management Trust
         File No. 33-7190

Dear Sirs:

     Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of Fenimore Asset Management Trust (the "Trust"), that the form of Prospectus and Statement of Additional Information for the Trust's two separate investment series, FAM Value Fund and FAM Equity-Income Fund, that would have been filed under Rule 497(c), do not differ from those contained in Post-Effective Amendment No. 22 which was filed on May 1, 1998. The text of Post-Effective Amendment No. 22 was filed electronically.

                                                         Very truly yours,


                                                         /s/ Patrick W.D. Turley
                                                         Patrick W.D. Turley
Enclosures